Document And Entity Information	6 Months Ended
Dec. 31, 2015
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Trading Symbol	AYTU
Entity Registrant Name	AYTU BIOSCIENCE, INC
Entity Central Index Key	0001385818
Entity Filer Category	Smaller Reporting Company